Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Interest expense									$ (4,104)	$ (4,907)
Pension settlement expense									(55)	(821)
Income before equity in undistributed net earnings of subsidiaries									12,690	7,552
Income tax benefit									3,162	1,373
Net income	2,270	2,306	2,240	2,712	1,043	1,566	1,657	1,913	9,528	6,179
FCBC [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiaries									7,339	7,888
Interest expense									(777)	(740)
Pension expense									(236)	(1,821)
Pension settlement expense									(161)	(2,251)
Other expense, net									(1,150)	(952)
Income before equity in undistributed net earnings of subsidiaries									5,015	2,124
Income tax benefit									763	1,960
Equity in undistributed net earnings of subsidiaries									3,750	2,095
Net income									$ 9,528	$ 6,179